Bank Line of Credit (Details Narrative) - USD ($)			6 Months Ended
	Oct. 23, 2015	Jul. 24, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Line of credit			$ 34,197		$ 19,224
Line of credit and borrowed additional amount	$ 34,197		$ 53,421
Wells Fargo Bank [Member]
Line of credit		$ 35,000
Lineof credit amount repayment date		Oct. 23, 2015
Wells Fargo Bank [Member] | Prime Rate [Member]
Line of credit interest rate		4.00%